Income Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Beginning	$ 11,086,493	$ 1,192,182	$ 53,463
Ending	48,592,152	11,086,493	1,192,182
Change	$ 37,505,659	$ 9,894,311	$ 1,138,719